Retirement Benefits	12 Months Ended
Aug. 31, 2011
Retirement Benefits [Abstract]
Retirement Benefits
(13)    Retirement Benefits

The principal retirement plan for employees is the Walgreen Profit-Sharing Retirement Trust, to which both the Company and participating employees contribute.  The Company's contribution, which has historically related to pre-tax income and a portion of which is in the form of a guaranteed match, is determined annually at the discretion of the Board of Directors.  The profit-sharing provision was $382 million in fiscal 2011, $300 million in fiscal 2010 and $282 million in fiscal 2009.  The Company's contributions were $322 million in fiscal 2011, $293 million in fiscal 2010 and $301 million in fiscal 2009.

The Company provides certain health insurance benefits for retired employees who meet eligibility requirements, including age, years of service and date of hire. The costs of these benefits are accrued over the service life of the employee.  The postretirement health benefit plans are not funded.  In May 2009, the postretirement health benefit plans were amended to change eligibility requirements.  As a result of this amendment, the Company recognized curtailment income of $16 million in fiscal 2009.  Additionally in fiscal 2009, the Company recognized a special retirement benefit expense of $4 million related to accelerating eligibility for certain employees who elected special early retirement as a part of its Rewiring for Growth program.

Components of net periodic benefit costs (in millions):

	2011	2010	2009
Service cost	$15	$11	$12
Interest cost	22	20	26
Amortization of actuarial loss	14	7	4
Amortization of prior service cost	(10)	(10)	(6)
Special retirement benefit	-	-	4
Curtailment gain	-	-	(16)
Total postretirement benefit cost	$41	$28	$24

Change in benefit obligation (in millions):

	2011	2010
Benefit obligation at September 1	$441	$328
Service cost	15	11
Interest cost	22	20
Actuarial (gain) loss	(57)	92
Benefit payments	(18)	(14)
Participants’ contributions	4	4
Benefit obligation at August 31	$407	$441

Change in plan assets (in millions):

	2011	2010
Plan assets at fair value at September 1	$-	$-
Plan participants’ contributions	4	4
Employer contributions	14	10
Benefits paid	(18)	(14)
Plan assets at fair value at August 31	$-	$-

Funded status (in millions):

	2011	2010
Funded status	$(407)	$(441)
Unrecognized actuarial gain	-	-
Unrecognized prior service cost	-	-
Accrued benefit cost at August 31	$(407)	$(441)

Amounts recognized in the Consolidated Balance Sheets (in millions):

	2011	2010
Current liabilities (present value of expected 2012 net benefit payments)	$(11)	$(11)
Non-current liabilities	(396)	(430)
Net liability recognized at August 31	$(407)	$(441)

Amounts recognized in accumulated other comprehensive (income) loss (in millions):

	2011	2010
Prior service credit	$(121)	$(131)
Net actuarial loss	117	188

Amounts expected to be recognized as components of net periodic costs for fiscal year 2012 (in millions):

2012
Prior service credit	$(10)
Net actuarial loss	8

The measurement date used to determine postretirement benefits is August 31.

The discount rate assumption used to compute the postretirement benefit obligation at year-end was 5.40% for 2011 and 4.95% for 2010.  The discount rate assumption used to determine net periodic benefit cost was 4.95%, 6.15% and 7.50% for fiscal years ending 2011, 2010 and 2009, respectively.  The consumer price index assumption used to compute the postretirement benefit obligation was 2.00% for 2011 and 3.50% for 2010.

Future benefit costs were estimated assuming medical costs would increase at a 7.50% annual rate, gradually decreasing to 5.25% over the next nine years and then remaining at a 5.25% annual growth rate thereafter.  A one percentage point change in the assumed medical cost trend rate would have the following effects (in millions):

	1% Increase	1% Decrease
Effect on service and interest cost	$7	$(6)
Effect on postretirement obligation	73	(59)

Estimated future benefit payments and federal subsidy (in millions):

	Estimated Future Benefit Payments	Estimated Federal Subsidy
2012	13	1
2013	14	2
2014	15	2
2015	17	2
2016	19	3
2017-2021	133	21

The expected benefit to be paid net of the estimated federal subsidy during fiscal year 2012 is $12 million.